Portfolio of Available for Sale Securities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2016 INR (₨)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 INR (₨)
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	₨ 1,862,550.9	$ 28,114.0	₨ 1,489,085.4
Gross Unrealized Gains	16,967.7	256.1	17,201.5
Gross Unrealized Losses	834.2	12.6	1,874.1
Fair Value	1,878,684.4	28,357.5	1,504,412.8
Debt securities, other than asset and mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,841,714.5		1,463,503.0
Gross Unrealized Gains	16,314.0		16,330.3
Gross Unrealized Losses	403.4		1,421.6
Fair Value	1,857,625.1	$ 28,039.7	1,478,411.7
Debt securities, other than asset and mortgage-backed securities | Government of India securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,443,404.6		1,151,520.7
Gross Unrealized Gains	12,828.9		13,843.3
Gross Unrealized Losses	168.0		1,242.7
Fair Value	1,456,065.5		1,164,121.3
Debt securities, other than asset and mortgage-backed securities | State government securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	92,613.3		54,134.6
Gross Unrealized Gains	3,149.3		2,074.4
Gross Unrealized Losses	0.0		0.0
Fair Value	95,762.6		56,209.0
Debt securities, other than asset and mortgage-backed securities | Credit Substitutes
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	297,154.7		194,992.4
Gross Unrealized Gains	318.2		243.9
Gross Unrealized Losses	231.9		177.4
Fair Value	297,241.0		195,058.9
Debt securities, other than asset and mortgage-backed securities | Other corporate/financial institution bonds
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	8,541.9		6,555.1
Gross Unrealized Gains	17.6		83.3
Gross Unrealized Losses	3.5		1.5
Fair Value	8,556.0		6,636.9
Debt securities, other than asset and mortgage-backed securities | Certificates of Deposit
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost			56,300.2
Gross Unrealized Gains			85.4
Gross Unrealized Losses			0.0
Fair Value			56,385.6
Mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	651.4		1,282.0
Gross Unrealized Gains	17.6		50.1
Gross Unrealized Losses	1.3		0.0
Fair Value	667.7		1,332.1
Asset-backed securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	19,417.4		23,512.3
Gross Unrealized Gains	191.9		223.2
Gross Unrealized Losses	429.5		452.2
Fair Value	19,179.8		23,283.3
Other securities (including mutual fund units)
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	767.6		788.1
Gross Unrealized Gains	444.2		597.9
Gross Unrealized Losses	0.0		0.3
Fair Value	1,211.8		1,385.7
Securities with gross unrealized losses
Schedule of Available-for-sale Securities [Line Items]
Fair Value	304,916.5		469,004.0
Securities with gross unrealized gains
Schedule of Available-for-sale Securities [Line Items]
Fair Value	₨ 1,573,767.9		₨ 1,035,408.8